Compensation of Corporate Officers	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Of Corporate Officers [Abstract]
Compensation of Corporate Officers	COMPENSATION OF CORPORATE OFFICERS
On September 2, 2019, the Board of Directors accepted the resignation of the Chairman and Chief Executive Officer of the Company and decided to separate the roles of Chairman of the Board of Directors and Chief Executive Officer of Genfit SA with effect from September 16, 2019.
At the same meeting, the Board of Directors appointed the Chief Executive Officer of the Company and confirmed the former Chairman and Chief Executive Officer in his functions as Chairman of the Board of Directors and member of certain committees of the Company's Board of Directors.
Under these conditions, the following table details the compensation paid to the Chairman and Chief Executive Officer during the period from January 1, 2019 to September 16, 2019, and the compensation paid to the Chief Executive Officer in 2021, 2020 and during the period from September 16 to December 31, 2019 (after the change in governance) and the years in which the amounts were recognized in the statement of operations.

Compensation paid to the Chairman	Year ended
during the period from January 1, 2019 to September 16, 2019
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	1,338	—	—
Post-employment pension & medical benefits	—	—	—
Share-based payment transactions	109	—	—
Director fees Genfit Corp (net)	22	—	—
TOTAL	1,469	—	—

Compensation paid to the Chief Executive Officer	Year ended

(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	140	534	628
Post-employment pension & medical benefits	—	—	—
Attendance fees	—	—	—
Share-based payment transactions	—	41	58
Director fees Genfit Corp (net)	—	—	—
TOTAL	140	575	686
(1)Within this total, only the portion of the amounts paid in 2019 to the Chairman and Chief Executive Officer pursuant to  the 13th resolution of the Annual General Meeting of June 13, 2019, for the part of the Incentive Plan corresponding to that portion of work on the initial public offering of the Company on the Nasdaq Global Select Market carried out in 2018, i.e.,  ¾ of the amount due, i.e. a gross amount of €562,893. However, the Chairman of the Board of Directors decided to forgo the balance amount of €187,631, which had been recorded in 2019.
The Chief Executive Officer’s corporate contract contains a clause whereby, in the event of termination, he would receive a non-compete indemnity equal to:
(i)twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the past twelve months ended and
(ii)increased, where applicable, by the amount of the annual variable compensation due for the previous year. This compensation is intended to compensate the prohibition made to the Chief Executive Officer, for a period of 12 months following the termination of his functions, for whatever reason, to work in any way whatsoever with certain companies carrying out a directly competitive activity of the Company.
In addition, the Chief Executive Officer, except in the event of gross negligence within the meaning of labor law, shall receive severance pay equal to:
(i)twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the twelve past completed months and
(ii)increased, where applicable, by the amount of annual variable compensation due for the previous year.
This compensation will be paid one month after his effective termination of activity within the Group. The compensation will not be paid if, on his initiative, the Chief Executive Officer leaves the Company to exercise new functions or changes functions within the Group, or even if he has the possibility of asserting in the short term his retirement rights. It is also specified that any sum paid under the non-competition clause will be deducted from the sums due under the severance pay and vice versa. The total and maximum commitment represented by this indemnity (gross, employer charges and payroll tax) as of December 31, 2021 would amount to €523.
The Chairman of the Board of Directors, Jean-François Mouney, receives a fixed compensation. He also has use of a company vehicle and the Group’s insurance and disability plan. These benefits are totaled in the table below in the "Other remuneration" line. The Chairman of the Board of Directors also receives attendance fees granted for his participation in the work of some of the committees of the Board of Directors.
The directors' fees and other compensation due and paid to the non executive directors are as follows:

	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*
Attendance fees and other forms of remuneration payable to each of the non executive officer	During the year ended December 31,
(in euros)	2019		2020		2021
Jean-François MOUNEY (1)
Attendance fees	14,791	633	49,937	49,939	45,863	39,232
Other remuneration	88,874	88,874	286,469	286,469	286,553	286,553
TOTAL	103,665	89,507	336,406	336,408	332,416	325,785
Xavier GUILLE DES BUTTES
Attendance fees	68,016	67,580	85,020	80,660	89,822	85,020
Other remuneration	—	—	—	—	—	—
TOTAL	68,016	67,580	85,020	80,660	89,822	85,020
Frédéric DESDOUITS
Attendance fees	33,136	30,302	53,360	44,640	43,600	47,960
Other remuneration	—	—	—	—	—	—
TOTAL	33,136	30,302	53,360	44,640	43,600	47,960
BIOTECH AVENIR
Représenté par Florence Séjourné
Attendance fees	—	—	—	—	—	—
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	—	—	—	—
Philippe MOONS
Attendance fees	36,188	41,202	45,780	41,420	16,986	25,161
Other remuneration	—	—	—	—	—	—
TOTAL	36,188	41,202	45,780	41,420	16,986	25,161
Anne-Hélène MONSELLATO
Attendance fees	44,472	53,410	50,140	45,780	52,320	52,320
Other remuneration	—	—	—	—	—	—
TOTAL	44,472	53,410	50,140	45,780	52,320	52,320
Catherine LARUE
Attendance fees	33,136	28,122	43,600	43,600	47,651	45,780
Other remuneration	—	—	—	—	—	—
TOTAL	33,136	28,122	43,600	43,600	47,651	45,780
Katherine KALIN
Attendance fees	—	—	15,805	4,360	43,600	39,240
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	15,805	4,360	43,600	39,240
Eric BACLET
Attendance fees	—	—	20,165	6,540	62,881	62,336
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	20,165	6,540	62,881	62,336
Jean-François TINE
Attendance fees	—	—	—	—	39,724	23,919
Other remuneration	—	—	—	—	—	—
TOTAL	—	—	—	—	39,724	23,919
TOTAL	318,613	310,123	650,276	603,408	729,000	707,521
(1)
The attendance fees and other remuneration for Jean-François Mouney above correspond to amounts due for the period from September 16, 2019 to December 31, 2019 and the full year 2020 and 2021.
In addition, the Company has provided corporate officers, directors and members of the Executive Committee a “directors and officers” insurance against claims relating to certain actions they may take in the performance of their duties. For the 12 months of the calendar year 2021, the insurance premium for the implementation of this insurance coverage amounted to €2,052 (€1,316 in 2020 and €3,146 in 2019)